Disaggregation of Revenue - Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories [Line Items]
Revenue	$ 130,932,196	$ 16,822,196	$ 103,820,403	$ 115,285,213
Cost of revenue	76,051,134	9,771,065	61,428,164	68,274,282
Gross profit	$ 54,881,062	$ 7,051,131	$ 42,392,239	$ 47,010,931
Gross profit margin	41.90%	41.90%	40.80%	40.80%
Revenue from Integrated IPO financial printing services [Member]
Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories [Line Items]
Revenue	$ 63,157,166		$ 32,789,688	$ 34,035,637
Cost of revenue	24,159,703		11,072,563	12,830,143
Gross profit	$ 38,997,463	$ 5,010,403	$ 21,717,125	$ 21,205,494
Gross profit margin	61.70%	61.70%	66.20%	62.30%
Revenue from non-IPO financial printing services [Member]
Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories [Line Items]
Revenue	$ 67,775,030		$ 71,030,715	$ 81,249,576
Cost of revenue	51,891,431		50,355,601	55,444,139
Gross profit	$ 15,883,599	$ 2,040,728	$ 20,675,114	$ 25,805,437
Gross profit margin	23.40%	23.40%	29.10%	31.80%